Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Growth Stock Portfolio, VIP Real Estate Portfolio, VIP Strategic Income Portfolio, and VIP Value Leaders Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary Section" on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary Section" beginning on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following information supplements information found in the "Performance" section on page 38.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager Composite Index and the Fidelity Asset Manager: Growth Composite Index have changed. Going forward, the following indexes will be used to represent each fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  and the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information will replace the similar information for VIP Asset Manager Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section on page 47.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40 bond class, and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:



In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

VIPIS2-06-06 July 28, 2006
1.816774.112

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information will replace the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 46.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 70% stock class, 25% bond class, and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:



In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones Wilshire 5000 (U.S. stocks)
  10% MSCI EAFE Index (foreign stocks)
  25% Lehman Brothers Aggregate Index (U.S. bonds)
  5% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 51.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information will supplement that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 55.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the biographical information for Rich Fentin found in the "Fund Management" section on page 64.

Matthew Friedman is manager of VIP: Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Growth Stock Portfolio, VIP Real Estate Portfolio, VIP Strategic Income Portfolio, and VIP Value Leaders Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary Section" on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary Section" beginning on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following information supplements information found in the "Performance" section on page 21.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager Composite Index and the Fidelity Asset Manager: Growth Composite Index have changed. Going forward, the following indexes will be used to represent each fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  and the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information will replace the similar information for VIP Asset Manager Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section on page 29.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40 bond class, and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:



In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

VIPICSD-06-06 July 28, 2006
1.816775.111

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information will replace the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 29.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 70% stock class, 25% bond class, and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:



In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones Wilshire 5000 (U.S. stocks)
  10% MSCI EAFE Index (foreign stocks)
  25% Lehman Brothers Aggregate Index (U.S. bonds)
  5% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 34.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information will supplement that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 37.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the biographical information for Rich Fentin found in the "Fund Management" section on page 46.

Matthew Friedman is manager of VIP: Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2006
Prospectus

Shareholder Meeting. On or about September 20, 2006, a meeting of the shareholders of VIP Growth Stock Portfolio, VIP Real Estate Portfolio, VIP Strategic Income Portfolio, and VIP Value Leaders Portfolio will be held to elect the Board of Trustees. Shareholders of record on July 24, 2006 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary Section" on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary Section" beginning on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following information supplements information found in the "Performance" section on page 24.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager Composite Index and the Fidelity Asset Manager: Growth Composite Index have changed. Going forward, the following indexes will be used to represent each fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  and the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information will replace the similar information for VIP Asset Manager Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section on page 32.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40 bond class, and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:



In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

VIPINV-06-06 July 28, 2006
1.821023.108

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information will replace the similar information for VIP Asset Manager: Growth Portfolio found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 32.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 70% stock class, 25% bond class, and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:



In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones Wilshire 5000 (U.S. stocks)
  10% MSCI EAFE Index (foreign stocks)
  25% Lehman Brothers Aggregate Index (U.S. bonds)
  5% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's lead managers allocate the fund's assets across asset classes. The lead managers generally use other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's lead managers, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in a domestic stock subportfolio. The domestic stock subportfolio is managed to outperform domestic stock markets. The fund may also invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The lead managers decide how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

Although the domestic stock subportfolio is managed against a U.S. benchmark, it is not limited to U.S. stocks, and the manager of the domestic stock subportfolio has discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The lead managers may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 36.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information will supplement that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 39.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the biographical information for Rich Fentin found in the "Fund Management" section on page 48.

Matthew Friedman is manager of VIP: Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.